Notes Payable - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Agreement	Dec. 23, 2014	Dec. 31, 2013	Jun. 25, 2012
Debt Instrument [Line Items]
Bank acceptances total amount	$ 14,734	$ 487	$ 15,350	$ 5,350
One-year interest free bank acceptances
Debt Instrument [Line Items]
Number of agreements	2
Bank acceptances total amount	9,670
Security deposit in bank account	4,835
Land use rights carrying value	$ 7,976